SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
SEGMENT INFORMATION [Abstract]
Performance and Several Key Metrics
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended March 31,
	2026	2025	2024
Brokerage and commission income	$7,148,260	$4,363,672	$8,230,266
Principal transactions and proprietary trading	520,264	105,483	(715,309)
Interest income	2,091,440	1,176,572	1,166,998
Software licensing (including subscription based) and related support services income	1,322,960	1,802,217	1,373,854
Total revenues	11,082,924	7,447,944	10,055,809
Commissions and brokerage fees	(3,052,843)	(246,259)	(401,843)
Software licensing (including subscription based) and related support outsourcing cost	(881,031)	(975,865)	(802,745)
Interest expenses	(922,556)	(289,943)	(158,441)
Share-based compensation	(7,060,640)	(8,788,109)	—
Research and development expenses	(726,299)	(427,672)	—
Allowance for expected credit losses	(1,256,873)	—	—
Other operating costs and expenses	(11,709,474)	(7,371,451)	(5,749,586)
Operating (loss) income	(14,526,792)	(10,651,355)	2,943,194
Other income (loss), net	(625,546)	(1,162,722)	(6,706)
(Loss) income before income tax expense	(15,152,338)	(11,814,077)	2,936,488
Income tax expense	—	(153,428)	(439,934)
Net (loss) income	$(15,152,338)	$(11,967,505)	$2,496,554